Employee Remuneration - Summary of Expenses Recognized for Employee Benefits (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Disclosure of employee benefits expenses [abstract]
Wages, salaries	$ 2,658	$ 1,864
Employee benefits	150	259
Payroll taxes	84	98
Share-based payments	714	55
Total employee benefits expense	$ 3,606	$ 2,276